Document And Entity Information	Aug. 22, 2023
Document Information [Line Items]
Entity, Registrant Name	ARCH THERAPEUTICS, INC.
Document, Type	8-K
Document, Period End Date	Aug. 22, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-54986
Entity, Tax Identification Number	46-0524102
Entity, Address, Address Line One	235 Walnut Street, Suite 6
Entity, Address, City or Town	Framingham
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01702
City Area Code	617
Local Phone Number	431-2313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001537561